CASH EQUIVALENTS AND INVESTMENTS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Apr. 30, 2020	Sep. 30, 2021
Marketable Securities [Line Items]
Debt Securities, Available-for-sale, Realized Loss		$ 400,000
Common Stock [Member]
Marketable Securities [Line Items]
Investment	$ 899,000
Common Stock [Member] | Maximum [Member]
Marketable Securities [Line Items]
Minority investment, ownership percentage	10.00%